Accruals and Other Payables - Schedule of Accruals and Other Payables (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Mar. 31, 2025
Schedule of Accruals and Other Payables [Abstract]
Accrued expenses and other payables	$ 1,350	$ 192
Salaries payable	2,146	2,159
Accruals and other payables	$ 3,496	$ 2,351